Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2022
Exploration and Evaluation Assets
Exploration and Evaluation Assets
5.	Exploration and Evaluation Assets

	California	Arkansas
	Property	Property	Total
	$	$	$
Acquisition costs:
Balance, June 30, 2020	9,753,766	12,273,322	22,027,088
Acquisition of property	3,897,975	945,501	4,843,476
Effect of movement in foreign exchange rates	(883,192)	(1,111,337)	(1,994,529)
Balance, June 30, 2021	12,768,549	12,107,486	24,876,035
Acquisition of property	5,183,941	1,642,281	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	987,495
Balance, June 30, 2022	18,459,358	14,230,394	32,689,752

Exploration Costs:
Balance, June 30, 2020	4,554,718	2,366,542	6,921,260
Other exploration costs	10,757	408,853	419,610
Effect of movement in foreign exchange rates	(412,424)	(214,287)	(626,711)
Balance, June 30, 2021	4,153,051	2,561,108	6,714,159
Other exploration costs	14,820	1,442,241	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	266,529
Balance, June 30, 2022	4,332,732	4,105,017	8,437,749

Balance, June 30, 2021	16,921,600	14,668,594	31,590,194
Balance, June 30, 2022	22,792,090	18,335,411	41,127,501

5.	Exploration and Evaluation Expenditures - continued

California Property

On August 11, 2016, the Company entered into an option purchase and assignment agreement (the "Option Purchase Agreement") with TY & Sons Explorations (Nevada), Inc. ("TY & Sons") and Nevada Alaska Mining Company Inc. ("Nevada Mining"), pursuant to which the Company will acquire all of TY & Sons’ right, title and interest in a property option agreement between TY & Sons and Nevada Mining, as property owner (the "Underlying Option Agreement"). Under the Underlying Option Agreement, TY & Sons has the option (the "Option") to acquire from Nevada Mining an interest in the California Property (collectively, the "Option Purchase"), which comprises mineral claims situated in San Bernardino County, California. The transaction, having received the approval of the TSX Venture Exchange, closed on November 17, 2016. As consideration, the Company issued 14,000,000 common shares of the Company and paid certain costs incurred to TY & Sons.

In order to exercise the Option pursuant to the terms of the Underlying Option Agreement, the Company was required to pay the total sum of US$325,000 and issue an aggregate of 2,500,000 common shares to Nevada Mining as follows:

●	US$125,000 on closing of the Option Purchase Agreement (paid)
●	US$50,000 on or before July 7, 2017 (paid)
●	US$50,000 on or before July 7, 2018 (paid)
●	US$50,000 on or before July 7, 2019 (paid)
●	US$50,000 on or before July 7, 2020 (paid)
●	Issue 500,000 common shares on closing of the Option Purchase Agreement (issued)
●	Issue 500,000 common shares on or before October 1, 2017 (issued)
●	Issue 500,000 common shares on or before October 1, 2018 (issued)
●	Issue 500,000 common shares on or before October 1, 2019 (issued)
●	Issue 500,000 common shares on or before October 1, 2020 (issued)

The property is subject to a 2.5% net smelter return royalty on commercial production from the mineral claims, in favour of Nevada Mining, of which 1.0% may be repurchased for US$1,000,000 on or before July 7, 2019. The property is also subject to an additional 0.5% net smelter returns royalty applicable to any after acquired properties in the area of interest stipulated by the Option Purchase Agreement, also in favour of Nevada Mining.

On May 1, 2017, the Company signed a Property Lease Agreement with National Chloride Company of America (“National Chloride”) for rights to an adjacent property to the California Property, with approximately 12,290 acres. Under this Property Lease Agreement, the Company paid US$25,000 at signing of a Letter of Intent and will be required to pay the total sum of US$1,825,000 and issue an aggregate of 1,700,000 common shares of the Company to National Chloride as follows:

5.	Exploration and Evaluation Expenditures - continued

California Property – continued

●	US$25,000 on the Purchase Agreement date (paid)
●	US$50,000 on or before November 24, 2017 (paid)
●	US$100,000 on or before May 24, 2018 (paid)
●	US$100,000 on or before May 24, 2019 (paid)
●	US$100,000 on or before May 24, 2020 (paid)
●	US$100,000 on or before May 24, 2021 (paid)
●	US$100,000 on or before May 24, 2022 (paid)
●	US$250,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study
●	Issue 100,000 common shares on the closing date (issued)
●	Issue 100,000 common shares on or before November 24, 2017 (issued)
●	Issue 200,000 common shares on or before May 24, 2018 (issued)
●	Issue 200,000 common shares on or before May 24, 2019 (issued)
●	Issue 200,000 common shares on or before May 24, 2020 (issued)
●	Issue 200,000 common shares on or before May 24, 2021 (issued)
●	Issue 200,000 common shares on or before May 24, 2022 (issued)
●	Issue 500,000 common shares successful completion of a pre-feasibility study

It is expressly agreed that the “Leased Rights” are limited to lithium exploration and production activities and operations. The Company will pay a two percent royalty on gross revenue derived from the properties to National Chloride, subject to a minimum annual royalty payment of US$500,000. On September 1, 2017, the Property Lease Agreement was amended to include an additional approximately 6,000 acres adjacent to the 12,290 acres. The amendment agreement continues all the economic terms of the previous lease agreement with National Chloride, with the additional requirement that the Company will be responsible for ongoing carrying costs associated with the additional claims. A payment of $56,873 (US$44,805) was made to the Bureau of Land Management, Department of the Interior (“BLM”) for these carrying costs.

On April 23, 2018, the Company entered into an exploration and option agreement (“EOA”), with TETRA Technologies, Inc. (“TETRA”), to secure access to additional operating and permitted land consisting of approximately 12,100 acres in Bristol Dry Lake, and up to 11,840 acres in the adjacent Cadiz Dry Lake, Mojave Desert, California. The EOA with TETRA allows for the exclusive right to negotiate and conduct exploration activities and to enter into a mineral lease to allow exploration and production activities for lithium extraction on property held under longstanding mining claims and permits by TETRA.

5.	Exploration and Evaluation Expenditures - continued

California Property – continued

In connection with the entering into of the EOA, the Company made a non-refundable deposit of $128,860 (US$100,000) (See Note 12), and will be required to pay the total sum of US$2,700,000 and issue an aggregate of 3,400,000 common shares of the Company to TETRA Technologies, Inc. as follows:

●	US$100,000 initial payment on April 23, 2018 (paid)
●	US$100,000 on or before October 23, 2018 (paid)
●	US$200,000 on or before April 23, 2019 (paid)
●	US$200,000 on or before April 23, 2020 (paid)
●	US$200,000 on or before April 23, 2021 (paid)
●	US$200,000 on or before April 23, 2022 (paid)
●	US$200,000 on or before April 23, 2023
●	US$500,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study
●	Issue 200,000 common shares on April 23, 2018 (issued)
●	Issue 200,000 common shares on or before October 23, 2018 (issued)
●	Issue 400,000 common shares on or before April 23, 2019 (issued)
●	Issue 400,000 common shares on or before April 23, 2020 (issued)
●	Issue 400,000 common shares on or before April 23, 2021 (issued)
●	Issue 400,000 common shares on or before April 23, 2022 (issued)
●	Issue 400,000 common shares on or before April 23, 2023
●	Issue 1,000,000 common shares successful completion of a pre-feasibility study

5.	Exploration and Evaluation Expenditures - continued

Arkansas Property

On July 26, 2017, the Company entered into a Memorandum of Understanding (“MOU”) with a non-affiliated NYSE-listed company (the “Vendor”) with regard to an option to acquire certain rights to conduct brine exploration and production and lithium extraction activities on approximately 33,000 net brine acres located in Columbian and Lafayette Counties, Arkansas. At signing of the MOU, a non-refundable deposit of $614,150 (US$500,000) was made with additional fees and payment obligations in the future if the option is executed and exercised, and subject to certain conditions.

On December 29, 2017, the Company entered into an Option Agreement to proceed with the transaction (the “Agreement Date”). Under this Option Agreement, the Company will be required to make payments to the Vendor as follows:

●	US$500,000 before January 28, 2018 (paid)
●	An additional US$600,000 on or before December 29, 2018 (paid)
●	An additional US$700,000 on or before December 29, 2019 (paid)
●	An additional US$750,000 on or before December 29, 2020 (paid)
●	Additional annual payments of US$1,000,000 on or before each annual anniversary of the Agreement Date, beginning with that date that is 48 months following the Agreement Date, until the earlier of the expiration of the Exploratory Period or, if the Optioned exercises the Option, the Optionee beginning payment of the Royalty. This additional annual payment was made on December 14, 2021.

During the Lease Period, at any time following the commencement of Commercial Production, the Company agreed to pay a Royalty of 2.5% of gross revenue (minimum Royalty US$1,000,000) to the underlying owner.

On May 4, 2018 the Company entered into a Memorandum of Understanding (“MOU”), with LANXESS Corporation (“LANXESS”) with the purpose of testing and proving the commercial viability of extraction of lithium from brine that is produced as part of LANXESS’ bromine extraction business at its three southern Arkansas facilities. The MOU sets out the basis on which the parties have agreed to cooperate in a phased process towards developing commercial opportunities related to the production, marketing and sale of battery grade lithium products extracted from tail brine and brine produced from the Smackover Formation. The MOU forms the basis of what will become a definitive agreement and is binding until the execution of a more comprehensive agreement that the parties may execute on the completion of further development phases. The Company has paid an initial $3,834,000 (US$3,000,000) reservation fee to LANXESS to secure access to the tail brine, with an additional US$3,000,000 reservation fee due upon completion of certain development phases which were completed prior to the year end of June 30, 2019. The additional US$3,000,000 fee was paid in full on February 16, 2021.

On February 23, 2022, the Company and LANXESS entered into an amended and restated MOU (the "Agreement") that streamlines and expedites the plan for development of the first commercial lithium project in Arkansas, which is to be constructed at an operational LANXESS facility in El Dorado, AR (the "Project"). Under the Agreement, the Company will control all development of the Project leading up to and including the completion of the Front End Engineering Design ("FEED") study. The Company will form an initially wholly-owned company (the "Project Company") that owns 100% of the Project during pre-FEED and FEED engineering studies and the FEED engineering will be used to produce a NI43-101 Definitive Feasibility Study ("DFS"). Upon completion of the DFS, LANXESS has the option to acquire an equity interest of up to 49% and not less than 30% in the Project Company, at a price equal to a ratable share of the Company's aggregate investment in the Project Company. The Company will also retain 100% ownership of its South West Arkansas Project, all of the proprietary extraction technologies, relevant intellectual property and know-how.